Capital Management	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Capital Management
26	Capital Management
The primary regulator over the Bank’s consolidated capital adequacy is the Office of the Superintendent of Financial Institutions, Canada (OSFI). The capital adequacy regulations in Canada are largely consistent with international standards set by the Basel Committee on Banking Supervision (BCBS). OSFI requires Canadian deposit-taking institutions to fully implement the Basel III reforms and achieve minimums of 7%, 8.5% and 10.5% for CET1, Tier 1 and Total Capital, respectively. OSFI has also designated the Bank as a domestic systemically important bank
(D-SIB),
increasing its minimum capital ratio requirements by 1% across all tiers of capital, in line with the requirements for global systemically important banks.
In addition, OSFI expects
D-SIBs
to hold a Domestic Stability Buffer
 (DSB)
. In December 2022 OSFI announced that the DSB will increase to 3.0% of total risk-weighted assets (RWA), effective February 1, 2023, and has increased the DSB’s range from 0% to 4.0%.
In June 2023, OSFI announced that the
DSB
will increase to 3.5% of total risk-weighted assets (RWA), effective November 1, 2023. In addition, in June 2024, OSFI maintained the DSB at 3.5% of RWA. OSFI’s minimum regulatory capital ratio requirements, including the
D-SIB
1.0% surcharge and its DSB are: 11.5%, 13.0% and 15.0%
for Common Equity Tier 1 (CET1),
 Tier 1 and Total capital ratios, respectively.
In addition to risk-based capital requirements, the Basel III reforms introduced a simpler, non risk-based Leverage ratio requirement to act as a supplementary measure to its risk-based capital requirements. Institutions are expected to maintain an operating buffer above the 3.5% minimum, including the
D-SIB
surcharge of 0.5%, effective Q2 2023.
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2024	2023
Capital (1)
Common Equity Tier 1 capital	$60,631	$57,041
Net Tier 1 capital	69,499	65,223
Total regulatory capital	77,708	75,651
Total loss absorbing capacity (TLAC) (2)	137,752	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$463,992	$440,017
Leverage exposures (3)	1,563,140	1,562,963
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.1%	13.0%
Tier 1 capital ratio	15.0%	14.8%
Total capital ratio	16.7%	17.2%
Total loss absorbing capacity ratio (2)	29.7%	30.6%
Leverage ratio (3)	4.4%	4.2%
Total loss absorbing capacity leverage ratio (2)	8.8%	8.6%

(1)
2024 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023).

(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
The Bank exceeded the OSFI regulatory minimum capital ratios as at October 31, 2024.